Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Federal Home Loan Bank Advances
Federal Home Loan Bank advances consist of the following at December 31, 2013 and 2012 (in thousands):

	2013		2012
Maturity Period	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
1 to12 months	$5,500	0.25%	$2,000	4.19%